091-19851gn

For Internal Use Only
Sec File No. 9

RECEIVED
2015 DEC 17 PM 1:35
SEC / MR

Submit 1 Original
and 9 Copies

OMB APPROVAL	
OMB Number:	3235-0504
Expires:	August 31, 2013
Estimated average burden hours per response	3.60

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

SEC
Mail Processing
Section
DEC 17 2015
Washington DC
404

15001258

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Chicago Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Trust
3. Class of New Derivative Securities Product:
Ownership of the Trust
4. Name of Underlying Instrument:
Pacer Trendpilot European Index ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
PTEU
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Various
8. Settlement Methodology of New Derivative Securities Product:
See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
See Prospectus

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Michael J. Cardin

Title:
Director
Member Regulation Department

Telephone Number:
312-663-2204

Manual Signature of Official Responsible for Form:
Michael J. Cardin

Date:
December 16, 2015

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 17 2015

SEC 2449 (6-01)

CHICAGO STOCK EXCHANGE

SEC Mail Processing Section
DEC 17 2015
Washington DC
404

December 16, 2015

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Form 19b-4(e) for exchange traded product

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Form 19b-4(e) relating to the following exchange traded product:

PAEU	Pacer Autopilot Hedged European Index ETF
PTEU	Pacer Trendpilot European Index ETF

If you have any questions about this filing, please contact the undersigned at (312) 663-2204 or Kevin Curtin at (312) 663-2252.

Sincerely,

Michael J. Cardin
Director
Member Regulation Department

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 17 2015